RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2023
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 13 — RELATED PARTY TRANSACTIONS

Due to a related party

As of June 30, 2023 and December 31, 2022, balance due to a related party, Ms. Ngai Ngai Lam, CEO and Chairwoman of the Company, amounted to $2.8 million and $0.4 million, respectively. This borrowing was used for working capital during the Company’s normal course of business and was at an effective annual interest rate of 3.45% since May 2023 onwards and due on demand.

For the six months ended June 30, 2023 and 2022, interest expenses were $2,439 and nil, respectively.